INVENTORY	12 Months Ended
Dec. 31, 2020
Note 7 - INVENTORY
	December 31, 2020	December 31, 2019
Process material stockpiles	$373	$1,079
Concentrate inventory	64	3,055
Materials and supplies	1,222	1,458
	$1,659	$5,592

The amount of inventory recognized as an expense for the year ended December 31, 2020 totalled $15,832 (2019 - $32,016, 2018 - $27,850). See Note 19 for further details.